united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard A. Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2620

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund

Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

Semi-Annual Report
December 31, 2021

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021 compared to its benchmarks:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	December 31, 2021
HCM Tactical Growth Fund – Class A	16.99%	39.70%	37.96%	26.68%	17.79%
HCM Tactical Growth Fund – Class A with load	10.25%	31.64%	35.27%	25.18%	16.85%
HCM Tactical Growth Fund – Class I	17.13%	40.04%	38.11%	26.76%	17.83%
HCM Tactical Growth Fund – Class R	16.99%	39.68%	37.94%	26.66%	17.77%
HCM Tactical Growth Fund – Investor Class	16.56%	38.67%	36.95%	25.75%	17.02%
S&P 500 TR Index***	11.67%	28.71%	26.07%	18.47%	14.85%
HFRX Equity Hedge Index****	11.63%	12.21%	9.12%	5.30%	3.34%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.26% for Class A shares, 2.01% for Class I shares, and 3.01% for Investor Class shares as per the November 1, 2021 prospectus, as revised November 9, 2021. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.76% for Class R shares per the July 8, 2014 prospectus. Redemptions made in less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2021

The Fund’s holdings by industry sector and investment type as of December 31, 2021 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Large Cap - Blend	63.7%
Large Cap - Growth	26.1%
Small Cap - Growth	3.4%
Broad Market - Growth	0.5%

Common Stocks
E-Commerce Discretionary	2.5%
Automotive	1.4%
Semiconductors	0.4%
Technology Hardware	0.2%
Advertising & Marketing	0.1%
Home Construction	0.1%
Industrial Support Services	0.1%
Internet Media & Services	0.1%
Retail - Discretionary	0.1%
Software	0.1%
Specialty Finance	0.1%
Tobacco & Cannabis	0.1%
Beverages	0.0%*
Technology Services	0.0%*
Other Assets in Excess of Liabilities	1.0%
100.0%

*Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	December 31, 2021
HCM Dividend Sector Plus Fund – Class A	14.70%	37.59%	30.30%	17.85%	17.60%
HCM Dividend Sector Plus Fund – Class A with load	8.11%	29.67%	27.74%	16.46%	16.58%
HCM Dividend Sector Plus Fund – Class I	14.80%	37.96%	30.62%	18.02%	17.73%
HCM Dividend Sector Plus Fund – Class R	14.70%	37.59%	30.41%	17.90%	17.64%
HCM Dividend Sector Plus Fund – Class A1	14.61%	37.25%	30.08%	17.64%	17.47%
HCM Dividend Sector Plus Fund – Class A1 with load	8.02%	29.33%	27.55%	16.26%	16.45%
HCM Dividend Sector Plus Fund – Investor Class	14.21%	36.55%	29.35%	16.97%	16.76%
S&P 500 TR Index***	11.67%	28.71%	26.07%	18.47%	15.47%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.19% for Class A shares, 2.34% for Class A1 shares, 1.94% for Class I shares and 2.94% for Investor Class shares per the November 1, 2021 prospectus, as revised November 9, 2021. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.36% for Class R shares per the March 3, 2015 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2021

The Fund’s holdings by industry sector and investment type as of December 31, 2021 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Large Cap - Blend	78.1%
Broad Market - Blend	12.1%
Large Cap - Growth	0.3%
Common Stocks
Electric Utilities	0.8%
Telecommunications	0.8%
Banking	0.7%
Oil & Gas Producers	0.7%
Entertainment Content	0.5%
Health Care Facilities & Services	0.5%
Chemicals	0.4%
Aerospace & Defense	0.3%
Automotive	0.3%
Food	0.3%
Home Construction	0.3%
Semiconductors	0.3%
Technology Hardware	0.3%
Biotech & Pharma	0.2%
Home & Office Products	0.2%
Industrial Support Services	0.2%
Insurance	0.2%
Medical Equipment & Devices	0.2%
Oil & Gas Services & Equipment	0.2%
Retail - Consumer Staples	0.2%
Steel	0.2%
Technology Services	0.2%
Beverages	0.1%
Containers & Packaging	0.1%
Metals & Mining	0.1%
Publishing & Broadcasting	0.1%
Retail - Discretionary	0.1%
Tobacco & Cannabis	0.1%
Other Assets in Excess of Liabilities	0.9%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	Five Year	December 31, 2021	December 31, 2021
HCM Income Plus Fund – Class A	3.24%	9.86%	21.24%	13.18%	12.84%	—
HCM Income Plus Fund – Class A with load	(2.69)%	3.56%	18.88%	11.85%	11.55%	—
HCM Income Plus Fund – Class I	3.30%	10.07%	24.41%	—	—	24.35%
HCM Income Plus Fund – Investor Class	2.77%	8.97%	20.32%	12.34%	12.02%	—
Bloomberg US Aggregate Bond Index ****	0.06%	(1.54)%	4.79%	3.57%	3.24%	2.80%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.61% for Class A shares, 2.36% for Investor Class shares, and 1.36% for Class I shares, per the November 1, 2021 prospectus, as revised November 9, 2021. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A and Investor Class is November 9, 2016.

***	Inception date for Class I is September 11, 2019.

****	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

The Fund’s holdings by industry sector and investment type as of December 31, 2021 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Growth	32.3%
Fixed Income - Convertible	31.6%
Fixed Income - Corporate	14.5%
Equity - Large Cap Blend	11.3%
Fixed Income - Aggregate	6.0%
Other Assets in Excess of Liabilities	4.3%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 5.3%
	ADVERTISING & MARKETING - 0.1%
10,598	Omnicom Group, Inc.	$776,515

	AUTOMOTIVE - 1.4%
17,922	Tesla, Inc.(a)	18,939,611

	BEVERAGES - 0.0%(b)
7,197	Monster Beverage Corporation(a)	691,200

	E-COMMERCE DISCRETIONARY - 2.5%
10,126	Amazon.com, Inc.(a)	33,763,526
12,335	eBay, Inc.	820,278
		34,583,804
	HOME CONSTRUCTION - 0.1%
7,907	Lennar Corporation, Class A	918,477

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,550	WW Grainger, Inc.	803,272

	INTERNET MEDIA & SERVICES - 0.1%
370	Alphabet, Inc., Class C(a)	1,070,629

	RETAIL - DISCRETIONARY - 0.1%
3,865	Lowe’s Companies, Inc.	999,025

	SEMICONDUCTORS - 0.4%
4,692	Analog Devices, Inc.	824,713
13,910	Intel Corporation	716,365
2,446	KLA Corporation	1,052,049
4,796	NVIDIA Corporation	1,410,551
4,331	QUALCOMM, Inc.	792,010
4,397	Xilinx, Inc.	932,296
		5,727,984

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 5.3% (Continued)
	SOFTWARE - 0.1%
2,884	Microsoft Corporation	$969,947

	SPECIALTY FINANCE - 0.1%
5,521	American Express Company	903,236

	TECHNOLOGY HARDWARE - 0.2%
5,071	Apple, Inc.	900,457
14,287	Cisco Systems, Inc.	905,368
5,390	Garmin Ltd.	733,956
		2,539,781
	TECHNOLOGY SERVICES - 0.0%(b)
2,674	PayPal Holdings, Inc.(a)	504,263

	TOBACCO & CANNABIS - 0.1%
7,567	Philip Morris International, Inc.	718,865

	TOTAL COMMON STOCKS (Cost $59,993,061)	70,146,609

	EXCHANGE-TRADED FUNDS — 93.7%
	EQUITY - 93.7%
183,156	Amplify Transformational Data Sharing ETF	7,357,377
1,150,874	Financial Select Sector SPDR Fund	44,941,630
282,680	Invesco QQQ Trust Series 1	112,464,238
334,583	iShares Semiconductor ETF	181,451,053
764,090	iShares US Technology ETF	87,732,814
2,908,236	ProShares Ultra QQQ(a)	258,891,168
1,772,011	ProShares Ultra S&P500	259,369,249
843,023	ProShares Ultra Semiconductors(a)	44,528,475
557,799	ProShares Ultra Technology(a)	71,030,125
94,456	VanEck Semiconductor ETF	29,167,068
40,982	Vanguard Dividend Appreciation ETF	7,038,659
22,050	Vanguard Growth ETF	7,075,845

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.7% (Continued)
	EQUITY - 93.7% (Continued)
457,857	Vanguard Mega Cap Growth ETF	$119,390,791
165,314	Vanguard Small-Cap Growth ETF	46,583,832
	TOTAL EXCHANGE-TRADED FUNDS (Cost $829,039,483)	1,277,022,324

	TOTAL INVESTMENTS - 99.0% (Cost $889,032,544)	$1,347,168,933
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	13,809,153
	NET ASSETS - 100.0%	$1,360,978,086

ETF	- Exchange-Traded Fund

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 8.6%
	AEROSPACE & DEFENSE - 0.3%
9,743	Huntington Ingalls Industries, Inc.	$1,819,408
5,277	Lockheed Martin Corporation	1,875,498
		3,694,906
	AUTOMOTIVE - 0.3%
41,957	BorgWarner, Inc.	1,891,002
34,809	General Motors Company(a)	2,040,852
		3,931,854
	BANKING - 0.7%
29,234	Comerica, Inc.	2,543,358
14,409	M&T Bank Corporation	2,212,934
102,230	Regions Financial Corporation	2,228,614
38,596	Zions Bancorp	2,437,723
		9,422,629
	BEVERAGES - 0.1%
38,531	Molson Coors Beverage Company, Class B	1,785,912

	BIOTECH & PHARMA - 0.2%
67,326	Organon & Company	2,050,077

	CHEMICALS - 0.4%
40,965	CF Industries Holdings, Inc.	2,899,503
64,136	Mosaic Company (The)	2,519,903
		5,419,406
	CONTAINERS & PACKAGING - 0.1%
39,074	Westrock Company	1,733,323

	ELECTRIC UTILITIES - 0.8%
78,895	AES Corporation (The)	1,917,149
34,889	Edison International	2,381,174
43,641	Exelon Corporation	2,520,704
48,221	NRG Energy, Inc.	2,077,361
70,408	PPL Corporation	2,116,464
		11,012,852

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 8.6% (Continued)
	ENTERTAINMENT CONTENT - 0.5%
68,890	Discovery, Inc. - Series A(a)	$1,621,671
72,925	Discovery, Inc. - Series C(a)	1,669,983
54,997	Fox Corporation, Class A	2,029,389
58,387	Fox Corporation - Class B,	2,000,922
		7,321,965
	FOOD - 0.3%
15,204	J M Smucker Company (The)	2,065,007
27,525	Tyson Foods, Inc., Class A	2,399,080
		4,464,087
	HEALTH CARE FACILITIES & SERVICES - 0.5%
35,543	Cardinal Health, Inc.	1,830,109
7,043	Laboratory Corp of America Holdings(a)	2,212,981
14,474	Quest Diagnostics, Inc.	2,504,146
		6,547,236
	HOME & OFFICE PRODUCTS - 0.2%
9,017	Whirlpool Corporation	2,115,929

	HOME CONSTRUCTION - 0.3%
33,732	Masco Corporation	2,368,661
37,625	PulteGroup, Inc.	2,150,645
		4,519,306
	INDUSTRIAL SUPPORT SERVICES - 0.2%
6,278	United Rentals, Inc.(a)	2,086,117

	INSURANCE - 0.2%
19,836	Prudential Financial, Inc.	2,147,049

	MEDICAL EQUIPMENT & DEVICES - 0.2%
28,089	Hologic, Inc.(a)	2,150,494

	METALS & MINING - 0.1%
31,807	Newmont Corporation	1,972,670

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 8.6% (Continued)
	OIL & GAS PRODUCERS - 0.7%
103,885	APA Corporation	$2,793,468
119,128	Coterra Energy, Inc.	2,263,432
110,734	Kinder Morgan, Inc.	1,756,241
160,113	Marathon Oil Corporation	2,629,055
		9,442,196
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
92,127	Baker Hughes Company	2,216,576

	PUBLISHING & BROADCASTING - 0.1%
83,690	News Corporation, Class B	1,883,025

	RETAIL - CONSUMER STAPLES - 0.2%
50,348	Kroger Company (The)	2,278,750

	RETAIL - DISCRETIONARY - 0.1%
17,847	Best Buy Company, Inc.	1,813,255

	SEMICONDUCTORS - 0.3%
35,890	Intel Corporation	1,848,335
25,352	Micron Technology, Inc.	2,361,539
		4,209,874
	STEEL - 0.2%
20,608	Nucor Corporation	2,352,403

	TECHNOLOGY HARDWARE - 0.3%
137,816	Hewlett Packard Enterprise Company	2,173,358
67,220	HP, Inc.	2,532,177
		4,705,535
	TECHNOLOGY SERVICES - 0.2%
50,678	DXC Technology Company(a)	1,631,325
82,961	Nielsen Holdings plc	1,701,530
		3,332,855

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 8.6% (Continued)
	TELECOMMUNICATIONS - 0.8%
424,375	AT&T, Inc.	$10,439,626

	TOBACCO & CANNABIS - 0.1%
42,123	Altria Group, Inc.	1,996,209

	TOTAL COMMON STOCKS (Cost $110,866,701)	117,046,116

	EXCHANGE-TRADED FUNDS — 90.5%
	EQUITY - 90.5%
1,347,663	iShares Select Dividend ETF	165,210,007
3,283,076	ProShares Ultra QQQ(a)	292,259,426
2,100,624	ProShares Ultra S&P500	307,468,334
897,002	Vanguard Dividend Appreciation ETF	154,060,094
12,580	Vanguard Growth ETF	4,036,922
1,601,034	Vanguard High Dividend Yield ETF	179,491,922
1,969,134	WisdomTree US LargeCap Dividend Fund	130,041,609
	TOTAL EXCHANGE-TRADED FUNDS (Cost $746,500,224)	1,232,568,314

	TOTAL INVESTMENTS - 99.1% (Cost $857,366,925)	$1,349,614,430
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	12,002,680
	NET ASSETS - 100.0%	$1,361,617,110

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	EQUITY - 43.6%
304,561	Invesco QQQ Trust Series 1	$121,169,594
179,053	ProShares Ultra QQQ(a)	15,939,298
337,716	ProShares Ultra Semiconductors(a)	17,838,159
144,609	ProShares UltraPro QQQ	24,052,815
170,376	ProShares UltraPro S&P 500	25,992,563
453,373	Vanguard Mega Cap Growth ETF	118,221,543
		323,213,972
	FIXED INCOME - 52.1%
1,259,537	iShares Convertible Bond ETF	112,325,510
836,608	iShares Core Total USD Bond Market ETF	44,281,661
927,001	iShares iBoxx $ High Yield Corporate Bond ETF	80,658,357
203,234	iShares iBoxx $ Investment Grade Corporate Bond ETF	26,932,570
1,476,052	SPDR Bloomberg Convertible Securities ETF	122,453,274
		386,651,372

	TOTAL EXCHANGE-TRADED FUNDS (Cost $583,764,552)	709,865,344

	TOTAL INVESTMENTS - 95.7% (Cost $583,764,552)	$709,865,344
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%	31,754,980
	NET ASSETS - 100.0%	$741,620,324

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$889,032,544	$857,366,925	$583,764,552
At fair value	$1,347,168,933	$1,349,614,430	$709,865,344
Cash and cash equivalents	14,116,174	12,330,532	31,966,410
Margin Deposit Held at Broker	10,008	—	—
Receivable for Fund shares sold	1,627,434	1,541,329	1,067,135
Dividends and interest receivable	68,587	210,574	1
Prepaid expenses	145,768	101,748	80,398
TOTAL ASSETS	1,363,136,904	1,363,798,613	742,979,288

LIABILITIES
Payable for Fund shares redeemed	220,204	280,535	486,118
Investment advisory fees payable	1,394,578	1,371,099	573,111
Distribution (12b-1) fees payable	433,452	444,732	223,394
Payable to related parties	97,087	70,883	58,693
Accrued expenses and other liabilities	13,497	14,254	17,648
TOTAL LIABILITIES	2,158,818	2,181,503	1,358,964
NET ASSETS	$1,360,978,086	$1,361,617,110	$741,620,324

Net Assets Consist Of:
Paid in capital	$912,330,306	$918,600,768	$611,706,952
Accumulated earnings	448,647,780	443,016,342	129,913,372
NET ASSETS	$1,360,978,086	$1,361,617,110	$741,620,324

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2021

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,090,443,334		$1,036,763,304		$607,059,550
Shares of beneficial interest outstanding	35,993,922		47,455,652		36,364,459
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$30.30		$21.85		$16.69	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$32.15		$23.18		$17.71

Class I Shares:
Net Assets	$14,970,963		$36,749,328		$7,042,246
Shares of beneficial interest outstanding	492,041		1,673,975		421,977
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$30.43		$21.95		$16.69

Class R Shares:
Net Assets	$34		$30
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$30.31	*	$21.85	*

Class A1 Shares:
Net Assets			$7,020
Shares of beneficial interest outstanding			320
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$21.96	*
Maximum offering price per share (maximum sales charge of 5.75%)			$23.30

Investor Class Shares:
Net Assets	$255,563,755		$288,097,428		$127,518,528
Shares of beneficial interest outstanding	8,876,237		13,574,275		7,770,727
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$28.79	(b)	$21.22		$16.41

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

(b)	The NAV shown above differs from the traded NAV on December 31, 2021 due to financial statement rounding and/or financial statement adjustments.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
INVESTMENT INCOME
Dividends	$3,225,507	$8,839,267	$7,056,877
Interest	1,129	468	477
TOTAL INVESTMENT INCOME	3,226,636	8,839,735	7,057,354

EXPENSES
Investment advisory fees	6,973,206	7,255,206	2,981,136
Distribution (12b-1) fees:
Class A	1,107,362	1,100,719	634,876
Class A1	—	13	—
Investor Class	1,088,942	1,224,880	564,021
Transfer agent fees	201,902	157,278	138,357
Administrative services fees	198,590	209,349	113,882
Accounting services fees	74,474	80,650	44,757
Registration fees	50,426	50,433	40,303
Third party administrative servicing fees	43,822	58,855	30,551
Custodian fees	35,720	43,660	25,376
Compliance officer fees	11,285	12,797	9,442
Audit fees	9,546	9,550	9,548
Trustees fees and expenses	8,075	8,077	8,067
Legal fees	7,462	7,462	7,462
Printing and postage expenses	6,483	8,976	7,480
Insurance expense	4,208	5,307	2,778
Other expenses	22,615	20,125	16,112
TOTAL EXPENSES	9,844,118	10,253,337	4,634,148

NET EXPENSES	9,844,118	10,253,337	4,634,148
NET INVESTMENT INCOME (LOSS)	(6,617,482)	(1,413,602)	2,423,206

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investments	5,253,877	(182,769)	5,340,250
Net change in unrealized appreciation on investments	172,101,640	160,353,714	10,455,942
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	177,355,517	160,170,945	15,796,192

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$170,738,035	$158,757,343	$18,219,398

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment loss	$(6,617,482)	$(7,633,497)
Net realized gain from investments	5,253,877	13,328,201
Net change in unrealized appreciation on investments	172,101,640	234,089,207
Net increase in net assets resulting from operations	170,738,035	239,783,911

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(10,110,121)	(11,877,525)
Class I	(126,148)	(73,255)
Class R	(1)	(1)
Investor Class	(2,481,730)	(3,408,130)
Net decrease in net assets resulting from distributions to shareholders	(12,718,000)	(15,358,911)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	423,533,076	307,637,999
Class I	8,945,477	8,199,824
Investor Class	56,783,952	81,741,088
Net asset value of shares issued in reinvestment of distributions:
Class A	9,566,060	10,619,303
Class I	123,948	73,255
Class R	1	1
Investor Class	2,433,524	3,377,613
Redemption fee proceeds:
Class A	16,307	39,889
Class I	233	298
Investor Class	3,925	11,364
Payments for shares redeemed:
Class A	(95,473,186)	(82,821,818)
Class I	(3,747,620)	(1,620,115)
Investor Class	(13,799,632)	(15,959,887)
Net increase in net assets resulting from shares of beneficial interest	388,386,065	311,298,814

TOTAL INCREASE IN NET ASSETS	546,406,100	535,723,814

NET ASSETS
Beginning of Period	814,571,986	278,848,172
End of Period	$1,360,978,086	$814,571,986

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
SHARE ACTIVITY
Class A:
Shares Sold	15,019,501	13,960,814
Shares Reinvested	325,709	494,158
Shares Redeemed	(3,316,494)	(3,787,110)
Net increase in shares of beneficial interest outstanding	12,028,716	10,667,862

Class I:
Shares Sold	315,996	373,422
Shares Reinvested	4,203	3,404
Shares Redeemed	(131,604)	(73,381)
Net increase in shares of beneficial interest outstanding	188,595	303,445

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Investor Class:
Shares Sold	2,100,411	3,870,428
Shares Reinvested	87,161	164,041
Shares Redeemed	(514,214)	(769,042)
Net increase in shares of beneficial interest outstanding	1,673,358	3,265,427

+	Amount represents less than one share.

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment loss	$(1,413,602)	$(2,084,461)
Net realized gain (loss) from investments	(182,769)	5,054,989
Net change in unrealized appreciation on investments	160,353,714	284,940,379
Net increase in net assets resulting from operations	158,757,343	287,910,907

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	272,953,759	289,071,355
Class I	7,436,129	34,738,514
Class A1	1,565	5,088
Investor Class	60,739,953	92,471,633
Redemption fee proceeds:
Class A	13,046	39,454
Class I	502	1,407
Class A1	—	3
Investor Class	3,629	10,504
Payments for shares redeemed:
Class A	(96,300,635)	(98,902,827)
Class I	(8,678,084)	(8,086,555)
Class A1	(757)	(50,465)
Investor Class	(11,363,571)	(19,664,912)
Net increase in net assets resulting from shares of beneficial interest	224,805,536	289,633,199

TOTAL INCREASE IN NET ASSETS	383,562,879	577,544,106

NET ASSETS
Beginning of Period	978,054,231	400,510,125
End of Period	$1,361,617,110	$978,054,231

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
SHARE ACTIVITY
Class A:
Shares Sold	13,382,494	17,869,608
Shares Redeemed	(4,716,671)	(6,298,748)
Net increase in shares of beneficial interest outstanding	8,665,823	11,570,860

Class I:
Shares Sold	355,968	2,214,562
Shares Redeemed	(417,491)	(479,065)
Net increase (decrease) in shares of beneficial interest outstanding	(61,523)	1,735,497

Class A1:
Shares Sold	76	319
Shares Redeemed	(35)	(3,040)
Net increase (decrease) in shares of beneficial interest outstanding	41	(2,721)

Investor Class:
Shares Sold	3,070,226	5,939,234
Shares Redeemed	(576,357)	(1,296,545)
Net increase in shares of beneficial interest outstanding	2,493,869	4,642,689

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment income	$2,423,206	$134,305
Net realized gain from investments	5,340,250	1,497,033
Net change in unrealized appreciation on investments	10,455,942	84,754,436
Net increase in net assets resulting from operations	18,219,398	86,385,774

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(2,663,779)	(1,541,156)
Class I	(43,465)	(11,866)
Investor Class	(254,145)	(183,833)
Net decrease in net assets resulting from distributions to shareholders	(2,961,389)	(1,736,855)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	217,527,069	246,347,911
Class I	1,900,561	7,180,911
Investor Class	38,913,046	53,009,867
Net asset value of shares issued in reinvestment of distributions:
Class A	2,529,699	1,367,233
Class I	42,027	11,866
Investor Class	248,387	181,142
Redemption fee proceeds:
Class A	7,944	37,186
Class I	105	360
Investor Class	1,737	9,171
Payments for shares redeemed:
Class A	(41,898,399)	(64,262,719)
Class I	(1,697,066)	(1,028,318)
Investor Class	(11,509,133)	(11,767,548)
Net increase in net assets resulting from shares of beneficial interest	206,065,977	231,087,062

TOTAL INCREASE IN NET ASSETS	221,323,986	315,735,981

NET ASSETS
Beginning of Period	520,296,338	204,560,357
End of Period	$741,620,324	$520,296,338

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
SHARE ACTIVITY
Class A:
Shares Sold	13,124,211	16,422,577
Shares Reinvested	153,875	90,068
Shares Redeemed	(2,528,723)	(4,307,539)
Net increase in shares of beneficial interest outstanding	10,749,363	12,205,106

Class I:
Shares Sold	115,636	465,326
Shares Reinvested	2,556	782
Shares Redeemed	(102,185)	(68,004)
Net increase in shares of beneficial interest outstanding	16,007	398,104

Investor Class:
Shares Sold	2,373,583	3,618,545
Shares Reinvested	15,361	12,076
Shares Redeemed	(702,566)	(798,656)
Net increase in shares of beneficial interest outstanding	1,686,378	2,831,965

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
Net asset value, beginning of period	$26.15		$16.32	$12.80	$14.68	$11.64		$8.75
Activity from investment operations:
Net investment loss (1)	(0.14)		(0.29)	(0.17)	(0.10)	(0.17)		(0.09)
Net realized and unrealized gain (loss) on investments	4.57		10.80	3.69	(1.19)	3.21		2.98
Total from investment operations	4.43		10.51	3.52	(1.29)	3.04		2.89
Less distributions from:
Net realized gains	(0.28)		(0.68)	—	(0.59)	—		—
Total distributions	(0.28)		(0.68)	—	(0.59)	—		—
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00	0.00	0.00		0.00
Net asset value, end of period	$30.30		$26.15	$16.32	$12.80	$14.68		$11.64
Total return (2)	16.99	% (10)	65.30%	27.50%	(8.36)%	26.12%		33.03%
Net assets, at end of period (000s)	$1,090,443		$626,800	$216,981	$198,595	$137,794		$51,916
Ratio of gross expenses to average net assets (3)(4)(9)	1.56%		1.65%	1.71%	1.73%	1.80	% (8)	2.06%
Ratio of net expenses to average net assets (4)(9)	1.56%		1.65%	1.71%	1.73%	1.97	% (7)	1.99%
Ratio of net investment loss to average net assets (4)(5)(9)	(0.98)%		(1.33)%	(1.25)%	(0.75)%	(1.26)%		(0.87)%
Portfolio Turnover Rate	18	% (10)	23%	140%	532%	18%		67%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class I	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
Net asset value, beginning of period	$26.23		$16.33	$12.81	$14.69	$11.65		$8.76
Activity from investment operations:
Net investment income (loss) (1)	(0.11)		(0.25)	0.07	0.08	0.08		0.02
Net realized and unrealized gain (loss) on investments	4.59		10.83	3.45	(1.37)	2.96		2.87
Total from investment operations	4.48		10.58	3.52	(1.29)	3.04		2.89
Less distributions from:
Net realized gains	(0.28)		(0.68)	—	(0.59)	—		—
Total distributions	(0.28)		(0.68)	—	(0.59)	—		—
Paid-in-Capital From Redemption Fees	0.00	(7)	—	—	—	—		—
Net asset value, end of period	$30.43		$26.23	$16.33	$12.81	$14.69		$11.65
Total return (2)	17.13	% (11)	65.70%	27.48%	(8.35)%	26.09%		32.99%
Net assets, at end of period (000s)	$14,971		$7,960	$16 (6)	$14 (6)	$15	(6)	$12 (6)
Ratio of gross expenses to average net assets (3)(4)(10)	1.31%		1.40%	1.46%	1.48%	1.55	% (9)	1.81%
Ratio of net expenses to average net assets (4)(10)	1.31%		1.40%	1.46%	1.48%	1.72	% (8)	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)(10)	(0.73)%		(1.08)%	0.47%	0.56%	0.59%		(0.62)%
Portfolio Turnover Rate	18	% (11)	23%	140%	532%	18%		67%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Amount represents less than $0.005 per share.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class R	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
Net asset value, beginning of period	$26.16		$16.33	$12.81	$14.69	$11.65		$8.76
Activity from investment operations:
Net investment income (1)	0.05		0.03	0.07	0.08	0.08		0.02
Net realized and unrealized gain (loss) on investments	4.38		10.48	3.45	(1.37)	2.96		2.87
Total from investment operations	4.43		10.51	3.52	(1.29)	3.04		2.89
Less distributions from:
Net realized gains	(0.28)		(0.68)	—	(0.59)	—		—
Total distributions	(0.28)		(0.68)	—	(0.59)	—		—
Net asset value, end of period	$30.31		$26.16	$16.33	$12.81	$14.69		$11.65
Total return (2)	16.99	% (11)	65.26%	27.48%	(8.35)%	26.09%		32.99%
Net assets, at end of period (000s) (6)	$34		$29	$16	$14	$15		$12
Ratio of gross expenses to average net assets (3)(4)(9)(10)	1.41%		1.50%	1.56%	1.58%	1.65	% (8)	1.91%
Ratio of net expenses to average net assets (4)(9)(10)	1.41%		1.50%	1.56%	1.58%	1.82	% (7)	1.84%
Ratio of net investment income (loss) to average net assets (4)(5)(9)(10)	(0.63)%		(1.18)%	0.47%	0.56%	0.59%		(0.72)%
Portfolio Turnover Rate	18	% (11)	23%	140%	532%	18%		67%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
Net asset value, beginning of period	$24.96		$15.71	$12.42	$14.37	$11.48		$8.69
Activity from investment operations:
Net investment loss (1)	(0.24)		(0.44)	(0.27)	(0.20)	(0.27)		(0.18)
Net realized and unrealized gain (loss) on investments	4.35		10.37	3.56	(1.16)	3.16		2.97
Total from investment operations	4.11		9.93	3.29	(1.36)	2.89		2.79
Less distributions from:
Net realized gains	(0.28)		(0.68)	—	(0.59)	—		—
Total distributions	(0.28)		(0.68)	—	(0.59)	—		—
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00	0.00	0.00		0.00
Net asset value, end of period	$28.79		$24.96	$15.71	$12.42	$14.37		$11.48
Total return (2)	16.52	% (10)	64.13%	26.49%	(9.04)%	25.17%		32.11%
Net assets, at end of period (000s)	$255,564		$179,812	$61,867	$39,302	$26,838		$4,265
Ratio of gross expenses to average net assets (3)(4)(9)	2.31%		2.40%	2.46%	2.48%	2.55	% (8)	2.81%
Ratio of net expenses to average net assets (4)(9)	2.31%		2.40%	2.46%	2.48%	2.72	% (7)	2.74%
Ratio of net investment loss to average net assets (4)(5)(9)	(1.53)%		(2.08)%	(1.98)%	(1.48)%	(2.02)%		(1.62)%
Portfolio Turnover Rate	18	% (10)	23%	140%	532%	18%		67%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$19.05		$11.94	$10.93		$13.05	$12.81	$10.80
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.03)	0.00	(6)	0.20	0.29	0.29
Net realized and unrealized gain (loss) on investments	2.81		7.14	1.10		(0.98)	1.29	2.42
Total from investment operations	2.80		7.11	1.10		(0.78)	1.58	2.71
Less distributions from:
Net investment income	—		—	(0.09)		(0.24)	(0.22)	(0.20)
Return of capital	—		—	(0.00	) (6)	—	—	—
Net realized gains	—		—	(0.00	) (6)	(1.10)	(1.12)	(0.50)
Total distributions	—		—	(0.09)		(1.34)	(1.34)	(0.70)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00		0.00	0.00	0.00
Net asset value, end of period	$21.85		$19.05	$11.94		$10.93	$13.05	$12.81
Total return (2)	14.70	% (12)	59.55%	10.06%		(4.80)%	12.26%	25.37%
Net assets, at end of period (000s)	$1,036,763		$739,011	$324,964		$374,600	$374,192	$219,218
Ratio of gross expenses to average net assets (3)(5)(9)(11)	1.61%		1.64%	1.69%		2.19%	2.54%	2.32	% (8)
Ratio of net expenses to average net assets (5)(10)(11)	1.61%		1.64%	1.69%		2.19%	2.54%	2.33	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)(11)	(0.09)%		(0.18)%	(0.01)%		1.67%	2.20%	2.33%
Portfolio Turnover Rate	1	% (12)	2%	129%		220%	127%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Ratio of gross expenses to average net assets (excluding interest expense)	1.69%	1.71%	1.75%

(10)	Ratio of net expenses to average net assets (excluding interest expense)	1.69%	1.71%	1.76%

(11)	Annualized for periods less than one year.

(12)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$19.12		$11.95	$10.93		$13.05	$12.81	$10.80
Activity from investment operations:
Net investment income (1)	0.01		0.03	0.02		0.29	0.47	0.18
Net realized and unrealized gain (loss) on investments	2.82		7.14	1.12		(1.07)	1.11	2.53
Total from investment operations	2.83		7.17	1.14		(0.78)	1.58	2.71
Less distributions from:
Net investment income	—		—	(0.12)		(0.24)	(0.22)	(0.20)
Return of capital	—		—	(0.00	) (6)	—	—	—
Net realized gains	—		—	(0.00	) (6)	(1.10)	(1.12)	(0.50)
Total distributions	—		—	(0.12)		(1.34)	(1.34)	(0.70)
Paid-in-Capital From Redemption Fees	0.00	(6)	0.00 (6)	—		—	—	—
Net asset value, end of period	$21.95		$19.12	$11.95		$10.93	$13.05	$12.81
Total return (2)	14.80	% (13)	60.00%	10.44%		(4.80)%	12.25%	25.37%
Net assets, at end of period (000s)	$36,749		$33,183	$17	(9)	$15 (9)	$16 (9)	$14	(9)
Ratio of gross expenses to average net assets (3)(5)(10)(12)	1.36%		1.39%	1.44%		2.19%	2.54%	2.33	% (8)
Ratio of net expenses to average net assets (5)(11)(12)	1.36%		1.39%	1.44%		2.19%	2.54%	2.33	% (7)
Ratio of net investment income to average net assets (4)(5)(12)	0.16%		0.18%	0.17%		2.51%	3.55%	2.33%
Portfolio Turnover Rate	1	% (13)	2%	129%		220%	127%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Actual net assets, not truncated.

(10)	Ratio of gross expenses to average net assets (excluding interest expense)	1.69%	1.95%	1.75%

(11)	Ratio of net expenses to average net assets (excluding interest expense)	1.69%	1.95%	1.75%

(12)	Annualized for periods less than one year.

(13)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$19.05		$11.94	$10.93		$13.05	$12.81	$10.80
Activity from investment operations:
Net investment income (1)	0.08		0.18	0.09		0.28	0.45	0.38
Net realized and unrealized gain (loss) on investments	2.72		6.93	1.04		(1.06)	1.13	2.33
Total from investment operations	2.80		7.11	1.13		(0.78)	1.58	2.71
Less distributions from:
Net investment income	—		—	(0.12)		(0.24)	(0.22)	(0.20)
Return of capital	—		—	(0.00	) (6)	—	—	—
Net realized gains	—		—	(0.00	) (6)	(1.10)	(1.12)	(0.50)
Total distributions	—		—	(0.12)		(1.34)	(1.34)	(0.70)
Net asset value, end of period	$21.85		$19.05	$11.94		$10.93	$13.05	$12.81
Total return (2)	14.70	% (14)	59.55%	10.32%		(4.80)%	12.26%	25.37%
Net assets, at end of period (000s) (9)	$30		$26	$17		$15	$16	$14
Ratio of gross expenses to average net assets (3)(5)(10)(12)(13)	1.46%		1.49%	1.54%		2.04%	2.39%	2.18	% (8)
Ratio of net expenses to average net assets (5)(11)(12)(13)	1.46%		1.49%	1.54%		2.04%	2.39%	2.18	% (7)
Ratio of net investment income to average net assets (4)(5)(12)(13)	0.07%		1.00%	0.76%		2.37%	3.42%	2.56%
Portfolio Turnover Rate	1	% (14)	2%	129%		220%	127%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Actual net assets, not truncated.

(10)	Ratio of gross expenses to average net assets (excluding interest expense)	1.54%	1.80%	1.60%

(11)	Ratio of net expenses to average net assets (excluding interest expense)	1.54%	1.80%	1.60%

(12)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(13)	Annualized for periods less than one year.

(14)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class A1	(Unaudited)		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$19.16		$12.04	$11.02		$13.04	$12.80	$10.80
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.09)	(0.03)		0.18	0.62	0.24
Net realized and unrealized gain (loss) on investments	2.83		7.21	1.12		(0.97)	0.94	2.46
Total from investment operations	2.80		7.12	1.09		(0.79)	1.56	2.70
Less distributions from:
Net investment income	—		—	(0.07)		(0.13)	(0.20)	(0.20)
Net realized gains	—		—	(0.00	) (6)	(1.10)	(1.12)	(0.50)
Total distributions	—		—	(0.07)		(1.23)	(1.32)	(0.70)
Paid-in-Capital From Redemption Fees	—		0.00 (6)	—		—	—	—
Net asset value, end of period	$21.96		$19.16	$12.04		$11.02	$13.04	$12.80
Total return (2)	14.61	% (13)	59.14%	9.94%		(4.94)%	12.11%	25.27%
Net assets, at end of period (000s)	$7		$5	$36		$71	$568	$501
Ratio of gross expenses to average net assets (3)(5)(9)(11)(12)	1.76%		1.79%	1.84%		2.34%	2.69%	2.48	% (8)
Ratio of net expenses to average net assets (3)(5)(10)(11)(12)	1.76%		1.79%	1.84%		2.34%	2.69%	2.48	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)(12)	(0.24)%		(0.60)%	(0.21)%		1.50%	4.66%	1.89%
Portfolio Turnover Rate	1	% (13)	2%	129%		220%	127%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Ratio of gross expenses to average net assets (excluding interest expense)	1.84%	1.86%	1.90%

(10)	Ratio of net expenses to average net assets (excluding interest expense)	1.84%	1.86%	1.90%

(11)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(12)	Annualized for periods less than one year.

(13)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of period	$18.58		$11.73	$10.76		$12.87	$12.67	$10.74
Activity from investment operations:
Net investment income (loss) (1)	(0.08)		(0.14)	(0.08)		0.11	0.19	0.19
Net realized and unrealized gain (loss) on investments	2.72		6.99	1.07		(0.96)	1.27	2.41
Total from investment operations	2.64		6.85	0.99		(0.85)	1.46	2.60
Less distributions from:
Net investment income	—		—	(0.02)		(0.16)	(0.14)	(0.17)
Net realized gains	—		—	(0.00	) (6)	(1.10)	(1.12)	(0.50)
Total distributions	—		—	(0.02)		(1.26)	(1.26)	(0.67)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00		0.00	0.00	0.00
Net asset value, end of period	$21.22		$18.58	$11.73		$10.76	$12.87	$12.67
Total return (2)	14.21	% (13)	58.40%	9.18%		(5.48)%	11.44%	24.49%
Net assets, at end of period (000s)	$288,097		$205,855	$75,510		$54,659	$44,423	$23,328
Ratio of gross expenses to average net assets (3)(5)(9)(11)(12)	2.36%		2.39%	2.44%		2.94%	3.29%	3.08	% (8)
Ratio of net expenses to average net assets (5)(10)(11)(12)	2.36%		2.39%	2.44%		2.94%	3.29%	3.08	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)(12)	(0.84)%		(0.90)%	(0.69)%		0.92%	1.46%	1.56%
Portfolio Turnover Rate	1	% (13)	2%	129%		220%	127%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Ratio of gross expenses to average net assets (excluding interest expense)	2.44%	2.46%	2.14%

(10)	Ratio of net expenses to average net assets (excluding interest expense)	2.44%	2.46%	2.14%

(11)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(12)	Annualized for periods less than one year.

(13)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$16.25		$12.30	$10.25	$10.96	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.02	0.05	0.16	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.43		4.01	2.09	(0.24)	0.69	0.26
Total from investment operations	0.51		4.03	2.14	(0.08)	0.82	0.41
Less distributions from:
Net investment income	(0.04)		(0.04)	(0.09)	(0.14)	(0.19)	(0.06)
Net realized gains	(0.03)		(0.04)	—	(0.49)	(0.02)	—
Total distributions	(0.07)		(0.08)	(0.09)	(0.63)	(0.21)	(0.06)
Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$16.69		$16.25	$12.30	$10.25	$10.96	$10.35
Total return (3)	3.18	% (9)	32.85%	20.95%	(0.25)%	8.03%	4.11	% (9)
Net assets, at end of period (000s)	$607,060		$416,354	$164,911	$165,377	$126,850	$68,027
Ratio of gross expenses to average net assets (4)(5)(8)	1.34%		1.38%	1.48%	1.46%	1.52%	1.66%
Ratio of net expenses to average net assets (5)(8)	1.34%		1.38%	1.48%	1.46%	1.52%	1.66%
Ratio of net investment income to average net assets (5)(6)(8)	0.90%		0.19%	0.38%	1.47%	1.24%	2.28%
Portfolio Turnover Rate	1	% (9)	5%	196%	563%	65%	26	% (9)

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$16.26		$12.30	$10.32
Activity from investment operations:
Net investment income (loss)(2)	0.08		(0.01)	0.03
Net realized and unrealized gain on investments	0.45		4.08	2.04
Total from investment operations	0.53		4.07	2.07
Less distributions from:
Net investment income	(0.07)		(0.07)	(0.09)
Net realized gains	(0.03)		(0.04)	—
Total distributions	(0.10)		(0.11)	(0.09)
Paid-in-Capital From Redemption Fees	0.00		0.00 (9)	—
Net asset value, end of period	$16.69		$16.26	$12.30
Total return (3)	3.30	% (8)	33.15%	20.13	% (8)
Net assets, at end of period (000s)	$7,042		$6,600	$96,770
Ratio of gross expenses to average net assets (4)(5)(7)	1.09%		1.13%	1.23%
Ratio of net expenses to average net assets (5)(7)	1.09%		1.13%	1.23%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.65%		(0.08)%	0.28%
Portfolio Turnover Rate	1	% (8)	5%	196	% (8)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
Investor Class	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$16.00		$12.16	$10.14	$10.87		$10.31	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.08)	(0.04)	0.07		0.03	0.10
Net realized and unrealized gain (loss) on investments	0.42		3.96	2.08	(0.23)		0.71	0.27
Total from investment operations	0.44		3.88	2.04	(0.16)		0.74	0.37
Less distributions from:
Net investment income	—		—	(0.02)	(0.08)		(0.16)	(0.06)
Net realized gains	(0.03)		(0.04)	—	(0.49)		(0.02)	—
Total distributions	(0.03)		(0.04)	(0.02)	(0.57)		(0.18)	(0.06)
Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$16.41		$16.00	$12.16	$10.14		$10.87	$10.31
Total return (3)	2.77	% (10)	31.93%	20.12%	(1.05	)% (8)	7.27%	3.72	% (10)
Net assets, at end of period (000s)	$127,519		$97,342	$39,553	$22,824		$14,980	$3,501
Ratio of gross expenses to average net assets (4)(5)(9)	2.09%		2.13%	2.23%	2.21%		2.27%	2.41%
Ratio of net expenses to average net assets (5)(9)	2.09%		2.13%	2.23%	2.21%		2.27%	2.41%
Ratio of net investment income (loss) to average net assets (5)(6)(9)	0.19%		(0.55)%	(0.41)%	0.72%		0.28%	1.58%
Portfolio Turnover Rate	1	% (10)	5%	196%	563%		65%	26	% (10)

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus Fund (“HIPF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF’s and HDSPF’s investment objective is to seek long-term capital appreciation. HIPF’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIPF commenced operations on November 9, 2016.

HTGF, HDSPF and HIPF offer Class A, Class I and Investor Class shares. HTGF and HDSPF also offer Class R shares. HDSPF also offers Class A1 shares. Class I shares in HIPF and Class R shares in HDSPF and HTGF are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

independent parties, the fair value committee shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no derivative instruments held by the Funds at the end of the period. In addition, no derivative instruments were held by the Funds for the period July 1, 2021 through December 31, 2021.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$70,146,609	$—	$—	$70,146,609
Exchange Traded Funds	1,277,022,324	—	—	1,277,022,324
Total	$1,347,168,933	$—	$—	$1,347,168,933

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$117,046,116	$—	$—	$117,046,116
Exchange Traded Funds	1,232,568,314	—	—	1,232,568,314
Total	$1,349,614,430	$—	$—	$1,349,614,430

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$709,865,344	$—	$—	$709,865,344
Total	$709,865,344	$—	$—	$709,865,344

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of HDSPF’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the interest rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 140 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. During the six months ended December 31, 2021, HDSPF did not draw on the line of credit. As a result, average borrowings and the average interest rate on the line during the six months ended December 31, 2021 were $0 and 0%, respectively. As of December 31, 2021, HDSPF had no borrowings outstanding. HDSPF can withdraw against collateral as outlined in the Fund’s margin agreement.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2018 through June 30, 2021, or expected to be taken in the Funds’ June 30, 2022 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$563,781,047	$190,832,687
HCM Dividend Sector Plus Fund	247,694,754	9,649,583
HCM Income Plus Fund	198,010,700	5,340,250

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIPF. For the six months ended December 31, 2021, the Adviser earned investment advisory fees of $6,973,206, $7,255,206 and $2,981,136 for HTGF, HDSPF and HIPF, respectively.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

Pursuant to written contracts (the “Waiver Agreements”), the Adviser had agreed until October 31, 2021 for HTGF, HDSPF and HIPF, to waive a portion of its advisory fee and agreed to reimburse HTGF, HDSPF and HIPF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) did not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.74%	1.84%	2.14%	2.74%
HIPF	1.99%	1.74%	N/A	N/A	2.74%

These fee waivers and reimbursements are subject to possible recoupment from each Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. HIPF has not met the expense limitation in any previous years, and therefore has no waivers eligible for future recoupment. During the six months ended December 31, 2021, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HTGF, HDSPF and HIPF. There are no previously waived expenses eligible for recoupment as of December 31, 2021 for HTGF, HDSPF, and HIPF. Effective November 1, 2022, the Funds do not have a Waiver Agreement in place.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIPF and is paid to Northern Lights Distributors, LLC to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. During the six months ended December 31, 2021, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$1,107,362	$—	$1,088,942
HCM Dividend Sector Plus Fund	1,100,719	13	1,224,880
HCM Income Plus Fund	634,876	—	564,021

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2021, the Distributor received $332,087 from front-end sales charge of which $49,166 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A shares for the six months ended December 31, 2021, the Distributor received $154,917 from front-end sales charges of which $21,363 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIPF’s Class A shares for the six months ended December 31, 2021, the Distributor received $143,116 from front-end sales charges, of which $21,121 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2021 and June 30, 2020 was as follows:

For the Year Ended June 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$15,358,911	$—	$—	$15,358,911
HCM Dividend Sector Plus Fund	—	—	—	—	—
HCM Income Plus Fund	1,678,115	58,740	—	—	1,736,855

For the Year Ended June 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	2,431,629	84,868	157,523	—	2,674,020
HCM Income Plus Fund	1,193,829	—	—	—	1,193,829

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
HCM Tactical Growth Fund	$—	$—	$12,717,784	$(4,960,309)	$—	$—	282,870,270	$290,627,745
HCM Dividend Sector Plus Fund	—	—	—	(1,683,319)	(31,128,246)	—	317,070,564	284,258,999
HCM Income Plus Fund	—	—	1,438,293	(1,065,197)	—	—	114,282,267	114,655,363

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Tactical Growth Fund	$4,960,309
HCM Dividend Sector Plus Fund	1,683,319
HCM Income Plus Fund	1,065,197

At June 30, 2021, the Funds utilized capital loss carry forwards (“CLCF”) for federal income tax purposes as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	19,855,947	11,272,299	31,128,246	4,817,836
HCM Income Plus Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of the net operating losses resulted in reclassification for the year ended June 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings
HCM Tactical Growth Fund	$(4,182,762)	$4,182,762
HCM Dividend Sector Plus Fund	(1,040,042)	1,040,042
HCM Income Plus Fund	—	—

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2021, HTGF, HDSPF, and HIPF assessed $20,465, $17,177, and $9,786 respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Tactical Growth Fund	$892,197,023	$463,089,529	$(8,117,619)	$454,971,910
HCM Dividend Sector Plus Fund	872,190,152	481,301,447	(3,877,169)	477,424,278
HCM Income Plus Fund	585,127,135	126,891,259	(2,153,050)	124,738,209

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A and A1 shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/2021	12/31/2021	7/1/2021 - 12/31/2021	7/1/2021 - 12/31/2021
HCM Tactical Growth Fund - Class A	$1,000.00	$1,169.90	$8.53	1.56%
HCM Tactical Growth Fund - Class I	1,000.00	1,171.30	7.17	1.31%
HCM Tactical Growth Fund - Class R	1,000.00	1,169.90	7.71	1.41%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,165.60	12.61	2.31%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,147.00	8.71	1.61%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,146.10	9.52	1.76%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,148.00	7.36	1.36%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,147.00	7.90	1.46%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,142.10	7.88	2.36%

HCM Income Plus - Class A	1,000.00	1,032.40	6.86	1.34%
HCM Income Plus - Class I	1,000.00	1,033.00	5.59	1.09%
HCM Income Plus - Investor Class	1,000.00	1,027.70	10.68	2.09%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2021

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	7/1/2021	12/31/2021	7/1/2021 - 12/31/2021	7/1/2021 - 12/31/2021
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,017.34	$7.93	1.56%
HCM Tactical Growth Fund - Class I	1,000.00	1,018.60	6.67	1.31%
HCM Tactical Growth Fund - Class R	1,000.00	1,018.10	7.17	1.41%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,013.56	11.72	2.31%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,017.09	8.19	1.61%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,016.33	8.94	1.76%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,018.35	6.92	1.36%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.85	7.43	1.46%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,013.31	7.41	2.36%

HCM Income Plus - Class A	1,000.00	1,018.45	6.82	1.34%
HCM Income Plus - Class I	1,000.00	1,019.71	5.55	1.09%
HCM Income Plus - Investor Class	1,000.00	1,014.67	10.61	2.09%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N- PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

HCMF-SAR21

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/10/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/10/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/22